Consulting and Other Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Consulting and Other Agreements [Abstract]
CONSULTING AND OTHER AGREEMENTS

9. CONSULTING AND OTHER AGREEMENTS

The following agreements were entered into or remained in force during the six months ended June 30, 2015:

Under the terms of an amended Consulting Agreement between the Company and Fountainhead, Fountainhead is paid a monthly retainer of $10,000 per month, payable $5,000 in cash and $5,000 payable in Company Common Stock at the end of each quarter.

In January 2015, as amended in May 2015, the Company entered into a twelve (12) month agreement, subject to early termination, to provide financial advisory, strategic business planning and professional relations services, with Acorn Management Partners (“Acorn”). Under the terms of the Acorn Agreement, Acorn receives $8,000 in cash per month and 25,000 shares of Restricted Common Stock (at the absolute discretion of the Company) in the first two three month periods and $8,000 in cash per month and 75,000 shares of restricted common stock in the final two three month periods.

In March 2015, the Company entered into a twelve (12) month agreement to provide investor relations services with Gordon Holmes. Under the terms of the agreement, Gordon Holmes received warrants to purchase 100,000 Vycor shares of Common Stock at $2.56, exercisable for a period of three years.

12. CONSULTING AND OTHER AGREEMENTS

The following agreements were entered into or remained in force during the year ended December 31, 2014:

Consulting Agreement with Fountainhead

Effective as of January 2, 2014, the Company and Fountainhead amended their Consulting Agreement to extend the term of the Consulting Agreement to January 2, 2015. As of January 2014, the monthly retainer payable to Fountainhead was reduced to $10,000 per month, payable $5,000 in cash and the remainder payable in Company Common Stock at the end of each quarter until the occurrence of specified milestones.

Consulting Agreement with Del Mar Consulting Group, Inc and Alex Partners, LLC.

In November 2013, the Company entered into three-month extension amendments to the existing agreements with Del Mar Consulting, Inc. and Alex Partners, LLC under which 33,000 and 27,000 shares of Company Common Stock respectively were issued, valued at $66,000 and $54,000 respectively. These agreements expired at the end of February 2014.

Garden State Securites, Inc. (“GSS”) Advisory and Placement Agent Agreements

On July 2, 2013, the Company entered into two agreements with GSS one to provide certain financial advisory services to the Company (“Advisory Agreement”) and the other to act as placement agent for the Company (“Placement Agent Agreement”).

Under the terms of the Advisory Agreement, GSS was engaged on a non-exclusive basis to provide financial advisory services to the Company for at least ninety (90) days and thereafter until either party terminates the arrangement. Under the terms of the Advisory Agreement, as amended on March 14, 2014, the Company issued 45,000 restricted shares of Company Common Stock to the broker-dealer, 15,000 of which were issuable on the date of the execution of the Agreement and 30,000 additional shares were issued on March 11, 2014. The Agreement also called for the Company to reimburse certain out-of-pocket expenses.

Under the terms of the Placement Agent Agreement, the Company engaged GSS as its exclusive placement agent until the later of (i) 90 days from the date of execution of the Agreement or (ii) the end of the offering period of any securities financing undertaken by the Company in connection with the Placement Agent Agreement. Normal placement agents fees and expense reimbursement were payable.

Investor Relations Agreements

In March 2014, the Company entered into a twelve (12) month investor relations advisory agreement, as amended (“Hayden Agreements”) in June 2014, with Hayden IR, LLC. Under the terms of Hayden Agreements, Hayden receives $8,500 in cash per month and 36,000 shares of Common Stock; 18,000 issued in June 2014 and 3,000 shares issued monthly from October 2014 of which 9,000 were issued in November 2014.

In October 2014, the Company entered into consulting agreements with JLS Ventures, LLC (“JLS”) and JDR Capital Partners (“JDR”) relating to implementation of the Company’s global Investor Relations and Public Relations Strategy. Effective as of December 3, 2014, the Company terminated each of the JLS and JDR agreements. These terminations were amicable on the part of all parties. With respect to the JLS agreement, the Company agreed that JLS could retain all amounts paid by the Company for services through the date of termination and the parties agreed that no further amounts were due and payable by the Company on account of the agreement and JLS agreed to return the 100,000 shares of Company common stock which had been previously issued to JLS. With respect to the JDR agreement, the Company agreed that JDR could retain all amounts paid by the Company for services through the date of termination and the parties agreed that no further amounts were due and payable by the Company on account of the agreement.